Transactions with related parties	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Transactions with related parties

11. Transactions with related parties

Company Consulting Services Agreement

On September 1, 2022, the Company entered into a consulting services agreement with Xlife Sciences AG, one of their shareholders. Pursuant to the agreement, the Company agreed to pay Xlife Sciences AG a monthly fee in exchange for strategic and business development consulting services. The agreement remains in effect until terminated by either party in accordance with its terms. During the fiscal years ended December 31, 2025 and 2024, Veraxa paid Xlife Sciences AG an aggregate amount of CHF 360,000 and CHF 600,000, respectively, under this arrangement. As of December 31, 2025 and 2024, no amounts were payable under this agreement.

Company Share Lending Agreement

On October 1, 2024, the Company entered into a share lending agreement with Xlife Sciences AG, one of their shareholders, for a fixed term ending on June 30, 2026. Under the terms of the agreement, Xlife Sciences AG agreed to lend the Company 1,000,000 of our ordinary shares. In consideration for the share loan, the Company agreed to pay Xlife Sciences AG a fee equal to 3.5% of the aggregate market value of the loaned shares over the duration of the agreement. As of December 31, 2025, there were 23,242 shares owed to Xlife Sciences AG which are not settled as of December 31, 2025.

Unsecured Loan Agreement

On September 15, 2025, the Company also entered into an unsecured loan agreement with Xlife Sciences AG, for a principal amount of CHF 1,000,000. The loan was set to mature on December 31, 2025 and was subsequently extended to a mature on September 30, 2026, at which time the principal must be repaid in a single lump sum. The debt bears a fixed interest rate of 2.5% per annum, payable monthly, which is subject to adjustment if the tax-recognized interest rate for foreign currency loans published by the FTA exceeds 2.5%. Xlife Sciences AG retains the right to accelerate the debt and demand immediate repayment for good cause, including uncured payment defaults or a material deterioration in the Company’s financial circumstances that puts the fulfillment of the agreement at risk.

Loans to or from related companies and persons are as follows:

	December 31, 2025		December 31, 2024
Other receivables - Xlife	₣	45,789	₣	-
Other receivables - related party (Veraxa Biotech Holding AG)	₣	8,856	₣	-
Notes payable - Xlife	₣	1,000,000	₣	-
Prepaid benefit receipt	₣	-	₣	4,369